Condensed Financial Information of the Parent Company (Details)	6 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Percentage of net asset, exceed	25.00%
Percentage of net asset, not exceed	25.00%